Expense Example - Class A Class C and Institutional Class - Inverse Russell 2000 Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	651	1,024	1,421	2,529	361	809	1,383	2,942